Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (11,410,000)	$ (15,426,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,628,000	618,000
Depreciation and amortization expense	183,000	81,000
Issuance of common stock, net of discount for lack of marketability	101,000	0
Warrant expense - termination agreement	0	4,556,000
Warrant liability - mark-to-market	0	3,444,000
Changes in operating assets - (increase)/decrease:
Other current assets	310,000	(478,000)
Changes in operating liabilities - increase:
Accounts payable	184,000	320,000
Accrued expenses	746,000	237,000
Net cash used in operating activities	(8,258,000)	(6,648,000)
Cash Flows from Investing Activities:
Purchase of property and equipment	(14,000)	(19,000)
Net cash used in investing activities	(14,000)	(19,000)
Cash Flows from Financing Activities (increase/decrease):
Issuance of common stock, pre-funded and common warrants	10,025,000	0
Payment of issuance costs for financing	(1,052,000)	0
Payment of issuance costs for registration statement	(176,000)	0
Proceeds from exercise of warrants	1,000	0
Issuance of convertible debt	0	2,000,000
Issuance of common stock from IPO	0	10,866,000
Payment of issuance costs for IPO	0	(1,296,000)
Net cash provided by financing activities	8,800,000	14,410,000
Net change in cash and cash equivalents	528,000	7,743,000
Cash and cash equivalents, at beginning of period	8,608,000	865,000
Cash and cash equivalents, at end of period	9,136,000	8,608,000
Non-cash financing activities:
Warrants issued for equity issuance costs	479,000	0
Proceeds from cashless exercise of warrants	39,000	2,000
Warrants issued for debt issuance costs	0	577,000
Fair value of warrants issued for issuance costs as part of IPO	0	225,000
Holdback of IPO proceeds	0	305,000
Issuance of Common Stock for Extinguishment of Convertible Debt [Member]
Non-cash financing activities:
Convertible notes converted into common stock	1,330,000	670,000
Settlement/conversion to common shares for debt issuance costs	(153,000)	(170,000)
ATM Agreement [Member]
Cash Flows from Financing Activities (increase/decrease):
Proceeds from issuance of common stock	2,000	0
Proceeds from issuance of common stock	2,000	0
Private Placement [Member]
Cash Flows from Financing Activities (increase/decrease):
Proceeds from issuance of common stock	0	2,840,000
Proceeds from issuance of common stock	$ 0	$ 2,840,000